Loans and secured notes payable	12 Months Ended
Mar. 31, 2021
Reservoir Holdings Inc And Subsidiaries
Debt Instrument [Line Items]
Loans and secured notes payable

7. Loans and secured notes payable

Long-term debt consists of the following:

	2021	2020
	$	$
Secured loan bearing interest at LIBOR plus a spread	18,500,000	19,500,000

	2021	2020
	$	$
Secured line of credit bearing interest at LIBOR plus a spread	197,090,848	156,490,848
Debt issuance costs, net	(3,058,973)	(3,205,416)
	212,531,875	172,785,432
Less: short term portion of Secured loan	1,000,000	1,000,000
	211,531,875	171,785,432

Credit Facilities

On December 19, 2014, the Company entered into a credit agreement (the “Credit Agreement”) governing the Company’s secured term loan (the “secured loan”) and secured revolving credit facility (the “secured line of credit” and together with the secured loan, the “Credit Facilities”). The Credit Facilities were subsequently amended multiple times with the most recent amendment consummated on December 23, 2020, as noted below.

The principal amount of the term loan amortizes in quarterly instalments equal to $250,000 through June 30, 2024, with the balance due in full by October 16, 2024, subject to certain prepayment conditions as defined in the loan agreements. Repayment of the line of credit is due in full by October 16, 2024, subject to certain conditions. The Credit Facilities also include an incremental commitment amount (the “accordion feature”) that is not to exceed a $50,000,000 increase to the revolving credit facility.

On May 20, 2020, the Company expanded the borrowing capacity of the secured line of credit by $25,000,000 to $205,000,000 pursuant to the accordion feature. The accordion feature was concurrently increased by $25,000,000 to $50,000,000. On December 23, 2020, the Company expanded the borrowing capacity of its secured line of credit by $25,000,000 to $230,000,000 pursuant to the accordion feature. The accordion feature was also concurrently increased by $25,000,000 to $50,000,000.

At March 31, 2021, the secured line of credit has a borrowing capacity of $230,000,000, of which $197,090,848 was drawn on at March 31, 2021.

Borrowings under the Credit Facilities are secured by all the Company’s assets. The interest rate applicable to borrowings under the Credit Facilities is 1M LIBOR plus 2.50%.

Capitalized debt issuance costs are amortized over the term of the Credit Agreement into interest expense using the effective interest method.

As of March 31, 2021, the expected principal repayment is as follows:

$
2022	1,000,000
2023	1,000,000
2024	213,590,848
215,590,848

Restrictions and Covenants

Restrictions and Covenants

The Credit Agreement contains a number of customary affirmative and negative covenants that, among other things, limits or restricts the Company’s ability and the ability of certain of the Company’s subsidiaries to: incur additional indebtedness; incur liens; engage in mergers, consolidations, liquidations and dissolutions; sell assets; pay dividends and make other payments in respect of capital stock; make investments, loans and advances; pay or modify the terms of certain indebtedness; and engage in certain transactions with affiliates. In addition, under the Credit Agreement, the Company is not permitted to exceed a leverage ratio of 5.50 to 1.0 or maintain a fixed charge coverage ratio of less than 1.25 to 1.0 as of the end of any fiscal quarter. The Company’s consolidated senior debt, as defined in the Credit Agreement, cannot exceed 55% of the value of the music library, as defined in the Credit Agreement and as adjusted in certain circumstances.

Interest rate swaps

As of March 31, 2019, the Company had entered into two interest rate swaps, both of which expire on March 10, 2022, one with a notional amount of $40,228,152 and one for $59,325,388. Under the terms of the interest rate swaps, the Company pays a fixed rate of 2.812% and 2.972% respectively, to the counterparty and receives a floating interest from the counter party based on LIBOR with reference to notional amounts adjusted to match the original scheduled principal repayments pursuant to the indenture agreement. The notional amount of the interest rate swaps is $97,533,496 at March 31, 2021 and $98,285,140 at March 31, 2020.

In October 2019 and January 2020, the Company added two additional interest rate swaps in the amounts of $8,875,000 and $88,098,862, respectively. These swaps have an effective date of March 10, 2022 which coincides with the expiration of the previous two swaps, and the Company will pay a fixed rate of 1.602% and 1.492%, respectively, and receives a floating interest from the counterparty based on LIBOR with reference to notional amounts adjusted to match the original scheduled principal repayments pursuant to the indenture agreement.

Secured Notes

The Series 2007-A notes were issued by RMM Issuer, a wholly-owned subsidiary of RMM, and were secured by its assets without recourse to the Company (the “Notes”). Under the terms of the indenture, payment of interest and principal was based on the available cash of RMM Issuer and in the stated order of priority as provided for within the indenture agreement and interest not paid in cash was added to the outstanding principal. On April 2, 2019, the Company purchased the secured notes payable of RMM Issuer for $1,625,000 plus the vendors legal costs, which reflects the decline in fair value of the collateral securing the Notes and resulted in the Company recognizing a gain of $10,644,084 on the retirement of the debt.